Investment Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Investment Securities

The following table presents our investment securities:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
December 31, 2017
Available-for-sale securities
Agency - Commercial	$1,004	$—	$(17)	$987
Agency - Residential	811	—	(17)	794
Municipal obligations	35	—	(1)	34
Corporate debt obligations	37	1	—	38
Total available-for-sale securities (1)	$1,887	$1	$(35)	$1,853
Held-to-maturity securities
Agency - Commercial	$526	$—	$(9)	$517
Agency - Residential	413	—	(6)	407
Total held-to-maturity securities (1)	$939	$—	$(15)	$924
December 31, 2016
Available-for-sale securities
Agency - Commercial	$551	$2	$(5)	$548
Agency - Residential	913	1	(16)	898
Municipal obligations	34	—	—	34
Total available-for-sale securities (1)	$1,498	$3	$(21)	$1,480
Held-to-maturity securities
Agency - Commercial	$595	$—	$(6)	$589
Agency - Residential	498	1	(4)	495
Total held-to-maturity securities (1)	$1,093	$1	$(10)	$1,084

(1)	There were no securities of a single issuer, which are not governmental or government-sponsored, that exceeded 10 percent of stockholders’ equity at December 31, 2017 or December 31, 2016.

Management evaluates our securities portfolio each quarter to determine if any security is considered to be other than temporarily impaired. In making this evaluation, management considers our ability and intent to hold securities to recover current market losses. During the years ended December 31, 2017, 2016 and 2015, we had no OTTI.

Available-for-sale securities

We purchased $904 million of AFS securities, which included U.S. government sponsored agency MBS, corporate debt obligations, and municipal obligations, during the year ended December 31, 2017. We purchased $680 million of AFS securities, which included U.S. government sponsored agency MBS and municipal obligations during the year ended December 31, 2016.

During the year ended December 31, 2017, we sold $289 million of U.S. government sponsored agency securities, which resulted in a gain of $3 million. During the year ended December 31, 2016, we sold $291 million of U.S. government sponsored agency securities, which resulted in a gain of $4 million, compared to $170 million of U.S. government sponsored agencies, which resulted in a gain of $3 million during the year ended December 31, 2015.

Held-to-maturity securities

There were no purchases of HTM securities during the year ended December 31, 2017. We purchased $15 million of HTM securities, which included U.S. government sponsored agency MBS during the year ended December 31, 2016. We purchased $217 million of HTM securities, which included agency-collateralized mortgage obligations during the year ended December 31, 2015. We had no sales of HTM securities during the years ending December 31, 2017, 2016 and 2015, respectively.

The following table summarizes, by duration, the unrealized loss positions on investment securities:

	Unrealized Loss Position with Duration 12 Months and Over			Unrealized Loss Position with Duration Under 12 Months
	Fair Value	Number of Securities	Unrealized Loss	Fair Value	Number of Securities	Unrealized Loss
	(Dollars in millions)
December 31, 2017
Available-for-sale securities
Agency - Commercial	$218	20	$(7)	$744	41	$(11)
Agency - Residential	452	36	(14)	263	33	(3)
Municipal obligations	6	3	—	22	9	—
Corporate debt obligations	—	—	—	3	1	—
Held-to-maturity securities
Agency - Commercial	$348	25	$(8)	$99	8	$(1)
Agency - Residential	111	16	(3)	293	43	(3)
December 31, 2016
Available-for-sale securities
Agency - Commercial	$6	1	$—	$345	29	$(5)
Agency - Residential	—	—	—	748	55	(16)
Municipal obligations	—	—	—	17	8	—
Held-to-maturity securities
Agency - Commercial	$—	—	$—	$528	34	$(6)
Agency - Residential	—	—	—	385	43	(4)

The following shows the amortized cost and estimated fair value of securities by contractual maturity:

	Investment Securities Available-for-Sale			Investment Securities Held-to-Maturity
	Amortized Cost	Fair Value	Weighted-Average Yield	Amortized Cost	Fair Value	Weighted-Average Yield
	(Dollars in millions)
December 31, 2017
Due after one year through five years	10	10	2.58%	35	35	2.48%
Due after five years through 10 years	45	46	4.85%	26	26	2.52%
Due after 10 years	1,832	1,797	2.40%	878	863	2.44%
Total	$1,887	$1,853		$939	$924

We pledge investment securities, primarily municipal taxable and agency collateralized mortgage obligations, to collateralize lines of credit and/or borrowings. We had pledged investment securities of $2.0 billion, $879 million, and $14 million at December 31, 2017, 2016 and 2015, respectively.